CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 102	$ 561,288	$ 3,875	$ 565,265
Balance (shares) at Dec. 31, 2017	102,300,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 1	1,769		1,770
Issuance of common stock (shares)	349,691
Share-based compensation		2,315		2,315
Net loss			(36,256)	(36,256)
Balance at Dec. 31, 2018	$ 103	565,372	(32,381)	533,094
Balance (shares) at Dec. 31, 2018	102,649,701
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (shares)	149,599
Share-based compensation		1,816		1,816
Net loss			(21,351)	(21,351)
Balance at Sep. 30, 2019	$ 103	568,010	(53,732)	514,381
Balance (shares) at Sep. 30, 2019	102,799,300
Balance at Dec. 31, 2018	$ 103	565,372	(32,381)	533,094
Balance (shares) at Dec. 31, 2018	102,649,701
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		923		923
Issuance of common stock (shares)	193,911
Share-based compensation		2,461		2,461
Net loss			(32,600)	(32,600)
Balance at Dec. 31, 2019	$ 103	568,756	(64,981)	503,878
Balance (shares) at Dec. 31, 2019	102,843,612
Balance at Jun. 30, 2019	$ 103	567,248	(49,062)	518,289
Balance (shares) at Jun. 30, 2019	102,769,324
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (shares)	29,976
Share-based compensation		598		598
Net loss			(4,670)	(4,670)
Balance at Sep. 30, 2019	$ 103	568,010	(53,732)	514,381
Balance (shares) at Sep. 30, 2019	102,799,300
Balance at Dec. 31, 2019	$ 103	568,756	(64,981)	503,878
Balance (shares) at Dec. 31, 2019	102,843,612
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (shares)	33,792
Share-based compensation		3,903		3,903
Net loss			(13,806)	(13,806)
Balance at Sep. 30, 2020	$ 117	894,056	(78,787)	815,386
Balance (shares) at Sep. 30, 2020	116,463,284
Balance at Jun. 30, 2020	$ 103	570,434	(73,694)	496,843
Balance (shares) at Jun. 30, 2020	102,862,404
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (shares)	15,000
Share-based compensation		2,328		2,328
Net loss			(5,093)	(5,093)
Balance at Sep. 30, 2020	$ 117	$ 894,056	$ (78,787)	$ 815,386
Balance (shares) at Sep. 30, 2020	116,463,284